Derivatives (Gains (Losses) On Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Losses on oil and natural gas derivatives	$ (241,493)	$ (108,370)